3. MATERIAL ACCOUNTING POLICIES: Other Current Assets (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Other Current Assets

Other Current Assets

Other current assets of $2,030,715 as of December 31, 2025 (December 31, 2024: $399,050) include employee advances of $5,680, prepaid expenses of $1,154,632, contract assets of $728,966 and other current assets of $141,437.